Plants, Equipment And Facilities (Narrative) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Depreciable Assets [Member] Minimum [Member] Equipment [Member]	Dec. 31, 2012 Depreciable Assets [Member] Minimum [Member] Buildings [Member]	Dec. 31, 2012 Depreciable Assets [Member] Maximum [Member] Equipment [Member]	Dec. 31, 2012 Depreciable Assets [Member] Maximum [Member] Buildings [Member]	Dec. 31, 2011 U.S. and Canada [Member]	Dec. 31, 2010 U.S. and Canada [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years	10 years	30 years	38 years
Increase in depreciation expense, before taxes	$ 4.4
Increase in depreciation expense, after taxes	2.9
Decrease in earnings per share, basic	$ 0.06
Decrease in earnings per share, diluted	$ 0.06
Composite depreciation rates							4.70%	4.50%
Gross cost of the assets depreciated	1,310.4	1,109.8					854.1
Non-current assets held for sale							$ 189.0